Introduction, basis of presentation of the consolidated financial statements and other information (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Recognized rights of use assets related to each type of asset are as follows
Real Estate and Properties		R$ 0
Data processing systems		0
Total		R$ 0
Adoptions Effects - IFRS 16
Recognized rights of use assets related to each type of asset are as follows
Real Estate and Properties	R$ 2,373,959
Data processing systems	91,791
Total	2,465,750
01/01/2019
Recognized rights of use assets related to each type of asset are as follows
Real Estate and Properties	2,373,959
Data processing systems	91,791
Total	R$ 2,465,750